UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Your Fund’s Expenses
Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/22
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,062.60 $0.00 $1,025.21 $0.00 0.00%

Your Fund’s Expenses
Franklin International Core Equity (IU) Fund
2
franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/22
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
a
Annualized
Expense
Ratio

$1,000 $1,076.80 $0.00 $1,025.21 $0.00 0.00%

Your Fund’s Expenses
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/22
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $992.90 $0.00 $1,025.21 $0.00 0.00%

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2020
a
2022 2021
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $9.23 $11.83 $10.57 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.15 0.35 0.28 0.33
Net realized and unrealized gains (losses) ........................ 0.40 (2.58) 1.34 0.45
Total from investment operations ................................. 0.55 (2.23) 1.62 0.78
Less distributions from:
Net investment income ....................................... (0.19) (0.37) (0.36) (0.21)
Net realized gains .......................................... — — — (—)
d
Total distributions ............................................ (0.19) (0.37) (0.36) (0.21)
Net asset value, end of period ................................... $9.59 $9.23 $11.83 $10.57
Total return
e
................................................ 6.26% (19.15)% 15.57% 7.96%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and expense reduction . 0.18% 0.17% 0.14% 0.17%
Expenses net of waiver and payments by affiliates .................... —% —% —% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .. —%
g
—%
g
—%
g
—%
Net investment income ........................................ 3.33% 3.27% 2.41% 3.44%
Supplemental data
Net assets, end of period (000’s) ................................. $116,090 $109,129 $116,643 $138,590
Portfolio turnover rate ......................................... 61.34% 125.41% 108.13% 102.39%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2023
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.2%
Aerospace & Defense 0.1%
Bharat Electronics Ltd. ................................. India 150,135 $ 175,060
Air Freight & Logistics 0.4%
ZTO Express Cayman, Inc., ADR ......................... China 15,300 436,203
Airlines 0.2%
a
Turk Hava Yollari AO ................................... Turkey 36,518 267,644
Auto Components 0.7%
Fuyao Glass Industry Group Co. Ltd., A ..................... China 21,100 122,319
b
Fuyao Glass Industry Group Co. Ltd., H, 144A, Reg S .......... China 78,800 387,849
a
Hankook Tire & Technology Co. Ltd. ....................... South Korea 6,950 183,188
Tube Investments of India Ltd. ............................ India 3,255 104,460
797,816
Automobiles 3.2%
Astra International Tbk. PT .............................. Indonesia 769,700 309,229
BYD Co. Ltd., A ....................................... China 22,700 969,956
BYD Co. Ltd., H ...................................... China 49,500 1,567,664
Mahindra & Mahindra Ltd. ............................... India 18,085 306,351
b
Yadea Group Holdings Ltd., 144A, Reg S ................... China 246,000 560,888
3,714,088
Banks 13.5%
Absa Group Ltd. ...................................... South Africa 53,369 613,545
Abu Dhabi Islamic Bank PJSC ........................... United Arab
Emirates 160,294 412,011
Alinma Bank ......................................... Saudi Arabia 39,498 347,979
Arab National Bank .................................... Saudi Arabia 133,392 986,167
b
Banco del Bajio SA, 144A, Reg S ......................... Mexico 163,731 659,367
Bank Central Asia Tbk. PT .............................. Indonesia 1,366,200 775,331
Bank of Beijing Co. Ltd., A ............................... China 268,895 169,411
Bank of Jiangsu Co. Ltd., A .............................. China 182,500 201,013
Bank of the Philippine Islands ............................ Philippines 65,290 125,458
BDO Unibank, Inc. .................................... Philippines 145,042 326,461
Commercial International Bank Egypt SAE .................. Egypt 74,896 123,191
a
Grupo Financiero Inbursa SAB de CV, O .................... Mexico 323,600 696,016
Haci Omer Sabanci Holding A/S .......................... Turkey 235,310 489,256
Hana Financial Group, Inc. .............................. South Korea 48,701 1,932,426
Hong Leong Bank Bhd. ................................. Malaysia 139,600 672,508
Huaxia Bank Co. Ltd., A ................................ China 161,600 124,866
ICICI Bank Ltd. ....................................... India 95,587 980,045
Industrial Bank Co. Ltd., A ............................... China 260,106 680,934
KB Financial Group, Inc. ................................ South Korea 15,495 705,294
Komercni Banka A/S ................................... Czech Republic 4,083 137,838
Metropolitan Bank & Trust Co. ............................ Philippines 378,130 396,463
Qatar International Islamic Bank QSC ...................... Qatar 186,748 527,409
Shinhan Financial Group Co. Ltd. ......................... South Korea 55,823 1,885,348
Taiwan Business Bank ................................. Taiwan 1,292,000 575,875
a,b,c,d
TCS Group Holding plc, GDR, Reg S ...................... Russia 2,334 —
Woori Financial Group, Inc. .............................. South Korea 107,874 1,123,859
15,668,071
Beverages 1.5%
Ambev SA ........................................... Brazil 124,300 334,533
Arca Continental SAB de CV ............................. Mexico 91,600 809,185
Chongqing Brewery Co. Ltd., A ........................... China 5,800 103,633
Jiangsu King's Luck Brewery JSC Ltd., A .................... China 15,000 128,784

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Beverages (continued)
a
United Spirits Ltd. ..................................... India 42,794 $ 403,923
1,780,058
Biotechnology 0.7%
b
3SBio, Inc., 144A, Reg S ................................ China 302,500 329,516
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A ....... China 7,300 145,302
Celltrion, Inc. ......................................... South Korea 2,386 314,591
789,409
Capital Markets 0.9%
a
Banco BTG Pactual SA ................................. Brazil 28,400 120,974
CITIC Securities Co. Ltd., A .............................. China 120,782 384,573
East Money Information Co. Ltd., A ........................ China 63,700 213,525
Guotai Junan Securities Co. Ltd., A ........................ China 94,700 200,695
Huatai Securities Co. Ltd., A ............................. China 92,500 178,270
1,098,037
Chemicals 2.5%
Asian Paints Ltd. ...................................... India 3,845 128,674
Berger Paints India Ltd. ................................. India 21,073 142,045
Dongyue Group Ltd. ................................... China 276,000 330,445
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 24,400 178,442
Indorama Ventures PCL ................................ Thailand 361,700 447,982
a
Kumho Petrochemical Co. Ltd. ........................... South Korea 3,723 447,245
a,b,c,d
PhosAgro PJSC, GDR, Reg S ............................ Russia 32,310 —
PI Industries Ltd. ...................................... India 2,824 103,926
Pidilite Industries Ltd. .................................. India 5,307 148,370
Sahara International Petrochemical Co. ..................... Saudi Arabia 79,647 792,432
SRF Ltd. ............................................ India 7,959 213,535
2,933,096
Commercial Services & Supplies 0.1%
S-1 Corp. ........................................... South Korea 2,419 113,046
Communications Equipment 0.2%
ZTE Corp., A ......................................... China 49,800 197,059
Construction & Engineering 0.5%
Larsen & Toubro Ltd. ................................... India 21,642 564,591
Construction Materials 0.9%
ACC Ltd. ............................................ India 16,087 388,773
Ambuja Cements Ltd. .................................. India 128,949 635,750
1,024,523
Consumer Finance 0.7%
Krungthai Card PCL ................................... Thailand 194,700 336,555
Shriram Finance Ltd. ................................... India 28,435 449,534
786,089
Containers & Packaging 0.1%
Klabin SA ........................................... Brazil 27,800 105,930
Diversified Financial Services 1.5%
Far East Horizon Ltd. .................................. China 288,000 260,164
FirstRand Ltd. ........................................ South Africa 152,151 565,527
Housing Development Finance Corp. Ltd. ................... India 23,961 773,002
Remgro Ltd. ......................................... South Africa 14,109 113,560
1,712,253

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services 1.3%
b
China Tower Corp. Ltd., H, 144A, Reg S .................... China 9,386,000 $ 1,066,528
Indus Towers Ltd. ..................................... India 48,387 91,022
Telekom Malaysia Bhd. ................................. Malaysia 245,300 300,917
1,458,467
Electric Utilities 0.4%
Enel Americas SA ..................................... Chile 2,021,572 267,628
Enel Chile SA ........................................ Chile 3,088,382 145,481
c,d
Inter RAO UES PJSC .................................. Russia 8,656,700 —
413,109
Electrical Equipment 1.2%
ABB India Ltd. ........................................ India 3,319 115,750
Havells India Ltd. ..................................... India 44,348 643,544
NARI Technology Co. Ltd., A ............................. China 33,700 132,105
TBEA Co. Ltd., A ...................................... China 49,000 155,094
Voltronic Power Technology Corp. ......................... Taiwan 6,000 303,373
1,349,866
Electronic Equipment, Instruments & Components 3.0%
China Zhenhua Group Science & Technology Co. Ltd., A ........ China 6,800 114,515
Delta Electronics, Inc. .................................. Taiwan 36,000 348,818
Foxconn Industrial Internet Co. Ltd., A ...................... China 124,200 175,312
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 206,000 686,384
Kingboard Holdings Ltd. ................................ China 133,000 543,325
Largan Precision Co. Ltd. ............................... Taiwan 13,000 926,926
Synnex Technology International Corp. ..................... Taiwan 60,000 121,158
Zhen Ding Technology Holding Ltd. ........................ Taiwan 147,000 542,366
3,458,804
Entertainment 1.3%
a
Krafton, Inc. ......................................... South Korea 836 122,635
NetEase, Inc. ........................................ China 61,500 1,091,224
a
Tencent Music Entertainment Group, ADR ................... China 29,800 250,022
1,463,881
Equity Real Estate Investment Trusts (REITs) 0.1%
Fibra Uno Administracion SA de CV ....................... Mexico 87,100 117,954
Food & Staples Retailing 1.5%
Bid Corp. Ltd. ........................................ South Africa 5,566 114,719
BIM Birlesik Magazalar A/S .............................. Turkey 17,515 116,100
Cencosud SA ........................................ Chile 87,001 156,265
Clicks Group Ltd. ..................................... South Africa 7,278 111,040
Nahdi Medical Co. ..................................... Saudi Arabia 2,403 121,906
Sendas Distribuidora SA ................................ Brazil 30,200 116,919
Shoprite Holdings Ltd. .................................. South Africa 34,054 471,578
Sumber Alfaria Trijaya Tbk. PT ........................... Indonesia 1,712,100 323,642
Wal-Mart de Mexico SAB de CV .......................... Mexico 49,400 193,510
1,725,679
Food Products 2.2%
b
Dali Foods Group Co. Ltd., 144A, Reg S .................... China 422,000 188,196
Nestle India Ltd. ...................................... India 1,242 289,564
Nestle Malaysia Bhd. .................................. Malaysia 14,900 472,245
PPB Group Bhd. ...................................... Malaysia 127,200 524,813
Tingyi Cayman Islands Holding Corp. ...................... China 426,000 708,754

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Tongwei Co. Ltd., A .................................... China 57,600 $ 361,420
2,544,992
Gas Utilities 0.5%
Adani Total Gas Ltd. ................................... India 17,827 461,522
Indraprastha Gas Ltd. .................................. India 21,871 114,105
575,627
Health Care Equipment & Supplies 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd., H ......... China 132,800 220,781
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 2,300 113,751
334,532
Health Care Providers & Services 0.9%
Bumrungrad Hospital PCL ............................... Thailand 20,900 138,497
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 11,928 745,535
Sinopharm Group Co. Ltd., H ............................ China 84,800 207,860
1,091,892
Hotels, Restaurants & Leisure 1.1%
OPAP SA ........................................... Greece 13,435 201,745
a
Trip.com Group Ltd., ADR ............................... China 7,736 284,375
Yum China Holdings, Inc. ............................... China 13,757 847,569
1,333,689
Household Durables 0.5%
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 21,900 112,589
Haier Smart Home Co. Ltd., A ............................ China 76,200 291,309
LG Electronics, Inc. .................................... South Korea 1,539 125,953
529,851
Household Products 0.1%
Unilever Indonesia Tbk. PT .............................. Indonesia 369,100 114,894
Independent Power and Renewable Electricity Producers 0.7%
a
Adani Power Ltd. ..................................... India 168,460 463,532
Engie Brasil Energia SA ................................ Brazil 42,800 331,822
795,354
Industrial Conglomerates 0.9%
GS Holdings Corp. .................................... South Korea 9,892 355,019
KOC Holding A/S ..................................... Turkey 177,260 722,451
1,077,470
Insurance 2.7%
Bupa Arabia for Cooperative Insurance Co. .................. Saudi Arabia 16,004 667,687
DB Insurance Co. Ltd. .................................. South Korea 9,708 516,729
a
Meritz Fire & Marine Insurance Co. Ltd. ..................... South Korea 7,545 316,313
Ping An Insurance Group Co. of China Ltd., A ................ China 133,100 1,009,337
Powszechny Zaklad Ubezpieczen SA ...................... Poland 34,166 290,504
Samsung Life Insurance Co. Ltd. .......................... South Korea 5,341 307,123
3,107,693
Interactive Media & Services 6.0%
Autohome, Inc., ADR ................................... China 14,900 519,414
a
Baidu, Inc., A ......................................... China 30,200 507,702
Info Edge India Ltd. .................................... India 11,196 506,337
a,b
Kuaishou Technology, 144A, Reg S ........................ China 90,600 797,234

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
Tencent Holdings Ltd. .................................. China 94,100 $ 4,585,742
6,916,429
Internet & Direct Marketing Retail 5.6%
a
Alibaba Group Holding Ltd. .............................. China 183,400 2,521,699
a,b,e
Meituan Dianping, B, 144A, Reg S ........................ China 47,710 1,066,681
momo.com, Inc. ...................................... Taiwan 13,000 345,662
a
Pinduoduo, Inc., ADR .................................. China 12,900 1,263,942
a
Vipshop Holdings Ltd., ADR ............................. China 82,660 1,278,750
6,476,734
IT Services 2.6%
HCL Technologies Ltd. ................................. India 14,669 202,710
Infosys Ltd. .......................................... India 33,849 638,911
Tata Consultancy Services Ltd. ........................... India 53,386 2,208,119
3,049,740
Life Sciences Tools & Services 1.1%
Divi's Laboratories Ltd. ................................. India 3,442 140,154
b
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 23,400 306,977
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 29,440 382,574
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 51,000 425,903
1,255,608
Machinery 0.5%
Doosan Bobcat, Inc. ................................... South Korea 10,578 299,823
Haitian International Holdings Ltd. ......................... China 84,000 257,812
557,635
Marine 0.5%
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 82,000 418,568
Orient Overseas International Ltd. ......................... Hong Kong 7,000 116,369
534,937
Metals & Mining 3.2%
African Rainbow Minerals Ltd. ............................ South Africa 24,263 395,805
Anglo American Platinum Ltd. ............................ South Africa 2,346 174,535
b
Ganfeng Lithium Group Co. Ltd., 144A, Reg S ................ China 38,800 354,395
Ganfeng Lithium Group Co. Ltd., A ........................ China 20,780 244,456
Hindalco Industries Ltd. ................................. India 42,805 247,605
Impala Platinum Holdings Ltd. ............................ South Africa 11,657 135,219
Kumba Iron Ore Ltd. ................................... South Africa 4,942 151,377
c,d
MMC Norilsk Nickel PJSC ............................... Russia 3,164 —
a,c,d
Novolipetsk Steel PJSC ................................ Russia 347,890 —
a,c,d
Severstal PAO ....................................... Russia 48,409 —
Sibanye Stillwater Ltd. .................................. South Africa 87,339 230,939
Tata Steel Ltd. ........................................ India 388,950 574,040
Vale SA ............................................. Brazil 33,900 631,240
Zijin Mining Group Co. Ltd., H ............................ China 344,000 569,037
3,708,648
Multiline Retail 0.1%
Central Retail Corp. PCL ................................ Thailand 131,100 170,590
Oil, Gas & Consumable Fuels 4.2%
Adaro Energy Indonesia Tbk. PT .......................... Indonesia 3,511,300 695,748
MOL Hungarian Oil & Gas plc ............................ Hungary 35,420 264,834
a
Petro Rio SA ......................................... Brazil 23,800 197,413
Petroleo Brasileiro SA .................................. Brazil 197,200 1,144,607

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Polski Koncern Naftowy ORLEN SA ....................... Poland 46,157 $ 693,485
Qatar Fuel QSC ...................................... Qatar 127,244 621,672
Reliance Industries Ltd. ................................. India 38,213 1,104,689
United Tractors Tbk. PT ................................ Indonesia 129,100 211,951
4,934,399
Paper & Forest Products 0.1%
Indah Kiat Pulp & Paper Tbk. PT .......................... Indonesia 319,600 178,104
Personal Products 0.9%
Colgate-Palmolive India Ltd. ............................. India 26,054 463,917
Hindustan Unilever Ltd. ................................. India 17,735 560,735
1,024,652
Pharmaceuticals 1.5%
CSPC Pharmaceutical Group Ltd. ......................... China 1,559,600 1,778,397
Real Estate Management & Development 2.1%
Aldar Properties PJSC ................................. United Arab
Emirates 238,801 284,397
C&D International Investment Group Ltd. .................... China 55,000 174,891
Central Pattana PCL ................................... Thailand 178,500 388,986
China Overseas Property Holdings Ltd. ..................... China 185,000 242,004
Emaar Properties PJSC ................................ United Arab
Emirates 685,781 1,042,056
Greentown China Holdings Ltd. ........................... China 68,500 101,002
NEPI Rockcastle NV ................................... Romania 28,238 175,512
2,408,848
Semiconductors & Semiconductor Equipment 9.5%
a
Daqo New Energy Corp., ADR ........................... China 7,000 318,570
MediaTek, Inc. ....................................... Taiwan 19,000 458,677
Novatek Microelectronics Corp. ........................... Taiwan 97,000 1,154,102
Realtek Semiconductor Corp. ............................ Taiwan 33,000 354,089
Shanghai Fudan Microelectronics Group Co. Ltd., H ........... China 59,000 245,951
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 450,000 7,934,451
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A ...... China 40,100 252,999
a
United Microelectronics Corp. ............................ Taiwan 228,000 372,799
11,091,638
Software 0.3%
Hundsun Technologies, Inc., A ............................ China 24,100 169,044
Tata Elxsi Ltd. ........................................ India 1,611 131,658
300,702
Specialty Retail 0.9%
Chow Tai Fook Jewellery Group Ltd. ....................... China 64,600 138,297
JUMBO SA .......................................... Greece 13,582 243,913
b
Topsports International Holdings Ltd., 144A, Reg S ............ China 348,000 327,933
Zhongsheng Group Holdings Ltd. ......................... China 60,500 342,346
1,052,489
Technology Hardware, Storage & Peripherals 4.7%
Catcher Technology Co. Ltd. ............................. Taiwan 137,000 814,012
Lenovo Group Ltd. .................................... China 1,574,000 1,262,553
Samsung Electronics Co. Ltd. ............................ South Korea 68,611 3,413,416
5,489,981

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 1.1%
Bosideng International Holdings Ltd. ....................... China 676,000 $ 376,748
Li Ning Co. Ltd. ....................................... China 18,000 177,956
Page Industries Ltd. ................................... India 1,308 642,432
Xtep International Holdings Ltd. ........................... China 97,500 130,013
1,327,149
Tobacco 0.4%
ITC Ltd. ............................................ India 117,207 506,896
Transportation Infrastructure 0.8%
China Merchants Port Holdings Co. Ltd. .................... China 120,000 168,231
Grupo Aeroportuario del Sureste SAB de CV, B ............... Mexico 18,200 494,345
Shenzhen International Holdings Ltd. ...................... China 301,000 293,692
956,268
Wireless Telecommunication Services 1.7%
Advanced Info Service PCL .............................. Thailand 207,100 1,232,963
Far EasTone Telecommunications Co. Ltd. .................. Taiwan 342,000 760,154
a,c,d
Mobile TeleSystems PJSC, ADR .......................... Russia 31,600 —
1,993,117
Total Common Stocks (Cost $103,384,159) .....................................
109,369,688
Preferred Stocks 4.0%
Banks 1.3%
f
Itau Unibanco Holding SA, 4.02% ......................... Brazil 128,400 640,792
f
Itausa SA, 4.89% ..................................... Brazil 524,330 881,192
1,521,984
Chemicals 0.6%
f
Sociedad Quimica y Minera de Chile SA, B, 0.01% ............ Chile 6,801 662,418
Electric Utilities 0.6%
f
Cia Energetica de Minas Gerais, 11.88% .................... Brazil 284,300 641,916
Metals & Mining 1.0%
f
Gerdau SA, 11.09% ................................... Brazil 185,300 1,195,284
Oil, Gas & Consumable Fuels 0.5%
f
Petroleo Brasileiro SA, 44.12% ........................... Brazil 119,900 615,853
Total Preferred Stocks (Cost $4,287,506) .......................................
4,637,455
Total Long Term Investments (Cost $107,671,665) ...............................
114,007,143
a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 47 .
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .... United States 290,959 $ 290,959
Total Money Market Funds (Cost $290,959) .....................................
290,959
Total Short Term Investments (Cost $290,959 ) ..................................
290,959
a
Total Investments (Cost $107,962,624) 98.5% ...................................
$114,298,102
Other Assets, less Liabilities 1.5% .............................................
1,791,816
Net Assets 100.0% ...........................................................
$116,089,918
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2023, the aggregate value of these securities was $6,854,041, representing 5.9% of net assets.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 7 regarding investments in Russian securities.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2020
a
2022 2021
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.18 $13.09 $10.31 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.12 0.34 0.35 0.25
Net realized and unrealized gains (losses) ........................ 0.64 (2.26) 2.80 0.30
Total from investment operations ................................. 0.76 (1.92) 3.15 0.55
Less distributions from:
Net investment income ....................................... (0.12) (0.42) (0.37) (0.24)
Net realized gains .......................................... — (0.57) — —
Total distributions ............................................ (0.12) (0.99) (0.37) (0.24)
Net asset value, end of period ................................... $10.82 $10.18 $13.09 $10.31
Total return
d
................................................ 7.68% (15.56)% 31.00% 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction . 0.02% 0.04% 0.04% 0.08%
Expenses net of waiver and payments by affiliates .................... —% —% —% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .. —%
f
—% —%
f
—%
Net investment income ........................................ 2.44% 2.94% 2.93% 2.57%
Supplemental data
Net assets, end of period (000’s) ................................. $909,344 $800,757 $360,375 $281,150
Portfolio turnover rate ......................................... 54.50% 125.21% 103.80% 94.98%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2023
Franklin International Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.9%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 1,011,389 $ 10,706,182
Dassault Aviation SA ................................... France 13,048 2,228,223
12,934,405
Air Freight & Logistics 0.6%
DSV A/S ............................................ Denmark 18,350 3,035,820
Nippon Express Holdings, Inc. ............................ Japan 47,300 2,745,582
5,781,402
Auto Components 0.5%
Bridgestone Corp. ..................................... Japan 50,000 1,867,090
Continental AG ....................................... Germany 23,480 1,648,729
Valeo .............................................. France 43,375 947,994
4,463,813
Automobiles 2.8%
Bayerische Motoren Werke AG ........................... Germany 104,616 10,657,167
Mazda Motor Corp. .................................... Japan 349,200 2,780,268
Stellantis NV ......................................... United States 683,137 10,740,080
Toyota Motor Corp. .................................... Japan 62,000 910,725
25,088,240
Banks 7.8%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 260,153 1,837,746
Commonwealth Bank of Australia ......................... Australia 60,767 4,743,937
DBS Group Holdings Ltd. ............................... Singapore 434,800 11,903,656
ING Groep NV ....................................... Netherlands 539,602 7,813,937
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 313,600 2,297,613
NatWest Group plc .................................... United Kingdom 2,861,204 10,915,219
Standard Chartered plc ................................. United Kingdom 1,203,949 10,112,302
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 284,100 12,350,143
Swedbank AB, A ...................................... Sweden 479,563 9,224,241
71,198,794
Beverages 1.7%
a
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 766,800 2,419,684
Carlsberg A/S, B ...................................... Denmark 10,064 1,428,786
Kirin Holdings Co. Ltd. ................................. Japan 108,600 1,673,882
Pernod Ricard SA ..................................... France 41,018 8,492,349
Suntory Beverage & Food Ltd. ........................... Japan 43,000 1,452,349
15,467,050
Biotechnology 1.0%
CSL Ltd. ............................................ United States 33,422 7,057,574
b
Swedish Orphan Biovitrum AB ............................ Sweden 99,621 2,221,404
9,278,978
Building Products 1.2%
Cie de Saint-Gobain ................................... France 184,914 10,620,313
Capital Markets 3.6%
3i Group plc ......................................... United Kingdom 488,132 9,522,947
Deutsche Bank AG .................................... Germany 422,112 5,633,648
Deutsche Boerse AG ................................... Germany 55,045 9,850,332
Julius Baer Group Ltd. ................................. Switzerland 13,963 895,648
SBI Holdings, Inc. ..................................... Japan 58,700 1,244,686
UBS Group AG ....................................... Switzerland 270,416 5,772,135
32,919,396

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals 3.2%
BASF SE ........................................... Germany 34,182 $ 1,959,931
ICL Group Ltd. ....................................... Israel 373,951 2,967,961
Nissan Chemical Corp. ................................. Japan 63,300 2,989,060
Nitto Denko Corp. ..................................... Japan 85,800 5,547,173
OCI NV ............................................. Netherlands 64,816 2,206,467
Shin-Etsu Chemical Co. Ltd. ............................. Japan 28,200 4,158,291
Solvay SA ........................................... Belgium 41,031 4,781,622
Symrise AG ......................................... Germany 30,161 3,206,553
Tosoh Corp. ......................................... Japan 115,300 1,508,866
29,325,924
Commercial Services & Supplies 0.1%
Brambles Ltd. ........................................ Australia 104,566 889,246
Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 333,053 1,931,687
Construction & Engineering 0.6%
ACS Actividades de Construccion y Servicios SA .............. Spain 125,790 3,722,765
Eiffage SA ........................................... France 16,016 1,710,757
5,433,522
Construction Materials 0.5%
CRH plc ............................................ Ireland 86,727 4,052,292
Diversified Consumer Services 0.1%
IDP Education Ltd. .................................... Australia 44,291 985,698
Diversified Financial Services 0.6%
b
EXOR NV ........................................... Netherlands 50,475 4,012,372
ORIX Corp. .......................................... Japan 74,000 1,301,441
5,313,813
Diversified Telecommunication Services 1.5%
Bezeq The Israeli Telecommunication Corp. Ltd. .............. Israel 1,242,823 2,058,877
Deutsche Telekom AG .................................. Germany 155,821 3,471,664
Nippon Telegraph & Telephone Corp. ...................... Japan 76,600 2,297,421
Spark New Zealand Ltd. ................................ New Zealand 394,339 1,329,813
Telenor ASA ......................................... Norway 413,415 4,329,010
13,486,785
Electric Utilities 1.4%
Acciona SA .......................................... Spain 14,243 2,778,938
Elia Group SA/NV ..................................... Belgium 19,050 2,675,092
Endesa SA .......................................... Spain 178,746 3,563,773
Red Electrica Corp. SA ................................. Spain 229,871 4,068,652
13,086,455
Electrical Equipment 1.9%
Fuji Electric Co. Ltd. ................................... Japan 71,700 2,902,941
Mitsubishi Electric Corp. ................................ Japan 251,500 2,772,359
Prysmian SpA ........................................ Italy 109,901 4,488,308
Schneider Electric SE .................................. United States 41,923 6,800,877
16,964,485
Electronic Equipment, Instruments & Components 1.4%
Hirose Electric Co. Ltd. ................................. Japan 18,700 2,435,008
Ibiden Co. Ltd. ....................................... Japan 26,000 1,014,985
Keyence Corp. ....................................... Japan 8,300 3,821,943
TDK Corp. .......................................... Japan 81,500 2,912,363

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Yokogawa Electric Corp. ................................ Japan 138,800 $ 2,437,833
12,622,132
Entertainment 0.9%
Nintendo Co. Ltd. ..................................... Japan 136,800 5,932,715
Square Enix Holdings Co. Ltd. ............................ Japan 50,800 2,402,950
8,335,665
Equity Real Estate Investment Trusts (REITs) 1.1%
Covivio ............................................. France 19,332 1,327,094
Klepierre SA ......................................... France 121,338 3,079,741
Segro plc ........................................... United Kingdom 276,440 2,845,448
Stockland ........................................... Australia 1,052,074 2,939,987
10,192,270
Food & Staples Retailing 1.4%
Coles Group Ltd. ...................................... Australia 111,670 1,404,644
Jeronimo Martins SGPS SA ............................. Portugal 93,216 2,023,880
Koninklijke Ahold Delhaize NV ............................ Netherlands 322,046 9,612,539
13,041,063
Food Products 4.1%
Ajinomoto Co., Inc. .................................... Japan 169,800 5,599,358
Danone SA .......................................... France 23,421 1,284,450
Nestle SA ........................................... United States 177,866 21,701,263
a
WH Group Ltd., 144A, Reg S ............................ Hong Kong 4,646,000 2,861,526
Yakult Honsha Co. Ltd. ................................. Japan 77,700 5,548,120
36,994,717
Gas Utilities 0.6%
Tokyo Gas Co. Ltd. .................................... Japan 246,800 5,169,111
Health Care Equipment & Supplies 2.4%
BioMerieux .......................................... France 22,070 2,250,050
Hoya Corp. .......................................... Japan 29,300 3,222,921
Olympus Corp. ....................................... Japan 554,900 10,434,318
Sonova Holding AG .................................... Switzerland 23,946 5,988,219
21,895,508
Health Care Providers & Services 0.3%
Sonic Healthcare Ltd. .................................. Australia 135,090 3,025,902
Health Care Technology 0.1%
M3, Inc. ............................................ Japan 32,200 880,645
Hotels, Restaurants & Leisure 1.2%
Compass Group plc ................................... United Kingdom 225,220 5,379,842
a
La Francaise des Jeux SAEM, 144A, Reg S ................. France 33,760 1,444,589
b
Lottery Corp. Ltd. (The) ................................. Australia 1,265,349 4,220,434
11,044,865
Household Durables 0.9%
Sekisui House Ltd. .................................... Japan 366,100 6,920,614
Taylor Wimpey plc ..................................... United Kingdom 857,777 1,244,518
8,165,132
Household Products 0.5%
Reckitt Benckiser Group plc ............................. United Kingdom 48,524 3,457,725

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products (continued)
Unicharm Corp. ....................................... Japan 37,900 $ 1,446,054
4,903,779
Independent Power and Renewable Electricity Producers 0.3%
Corp. ACCIONA Energias Renovables SA ................... Spain 22,469 918,892
RWE AG ............................................ Germany 47,912 2,133,087
3,051,979
Industrial Conglomerates 1.2%
CK Hutchison Holdings Ltd. .............................. United Kingdom 1,381,000 8,789,290
Hitachi Ltd. .......................................... Japan 44,100 2,313,246
11,102,536
Insurance 5.5%
Japan Post Holdings Co. Ltd. ............................ Japan 657,200 5,771,193
Legal & General Group plc .............................. United Kingdom 3,074,398 9,674,561
Medibank Pvt Ltd. ..................................... Australia 1,548,710 3,226,631
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 9,685 3,498,456
NN Group NV ........................................ Netherlands 48,171 2,093,033
a
Poste Italiane SpA, 144A, Reg S .......................... Italy 89,778 959,235
Sampo OYJ, A ....................................... Finland 77,262 4,056,403
Tokio Marine Holdings, Inc. .............................. Japan 376,200 7,881,218
Zurich Insurance Group AG .............................. Switzerland 26,166 12,939,844
50,100,574
Interactive Media & Services 0.3%
a
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 365,629 2,836,612
Internet & Direct Marketing Retail 0.5%
a,b
Zalando SE, 144A, Reg S ............................... Germany 58,066 2,708,033
ZOZO, Inc. .......................................... Japan 75,900 1,968,025
4,676,058
IT Services 1.2%
Edenred ............................................ France 78,417 4,271,528
Otsuka Corp. ........................................ Japan 69,100 2,273,884
TIS, Inc. ............................................ Japan 138,900 4,006,154
10,551,566
Leisure Products 0.2%
Bandai Namco Holdings, Inc. ............................ Japan 32,000 2,140,454
Life Sciences Tools & Services 0.4%
Eurofins Scientific SE .................................. Luxembourg 14,677 1,052,826
b
QIAGEN NV ......................................... United States 17,061 832,327
Sartorius Stedim Biotech ................................ France 5,426 1,892,830
3,777,983
Machinery 3.3%
Atlas Copco AB, A ..................................... Sweden 255,599 3,032,678
Atlas Copco AB, B ..................................... Sweden 866,704 9,140,828
Komatsu Ltd. ........................................ Japan 324,600 7,978,709
Mitsubishi Heavy Industries Ltd. .......................... Japan 195,500 7,667,319
NGK Insulators Ltd. .................................... Japan 105,800 1,464,746
Volvo AB, A .......................................... Sweden 43,818 910,180
30,194,460
Marine 0.5%
AP Moller - Maersk A/S, A ............................... Denmark 1,523 3,245,626

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine (continued)
SITC International Holdings Co. Ltd. ....................... China 758,000 $ 1,656,053
4,901,679
Media 0.3%
Hakuhodo DY Holdings, Inc. ............................. Japan 140,300 1,516,620
Publicis Groupe SA .................................... France 14,132 996,912
2,513,532
Metals & Mining 4.6%
BHP Group Ltd. ...................................... Australia 558,394 19,557,546
Fortescue Metals Group Ltd. ............................. Australia 455,189 7,190,474
Glencore plc ......................................... Australia 1,447,322 9,692,160
Rio Tinto Ltd. ........................................ Australia 59,776 5,364,519
41,804,699
Multiline Retail 0.3%
Next plc ............................................ United Kingdom 12,789 1,047,047
Wesfarmers Ltd. ...................................... Australia 46,491 1,639,236
2,686,283
Multi-Utilities 0.9%
E.ON SE ............................................ Germany 436,789 4,762,489
Engie SA ........................................... France 223,051 3,167,441
7,929,930
Oil, Gas & Consumable Fuels 5.3%
BP plc .............................................. United Kingdom 1,580,917 9,548,754
Equinor ASA ......................................... Norway 328,614 10,017,668
Idemitsu Kosan Co. Ltd. ................................ Japan 82,500 2,063,039
Inpex Corp. .......................................... Japan 123,100 1,353,014
OMV AG ............................................ Austria 36,236 1,815,153
Repsol SA ........................................... Spain 188,082 3,089,735
Santos Ltd. .......................................... Australia 543,473 2,774,560
Shell plc ............................................ Netherlands 173,992 5,107,813
TotalEnergies SE ..................................... France 195,187 12,067,170
47,836,906
Paper & Forest Products 0.2%
Mondi plc ........................................... Austria 115,802 2,183,689
Personal Products 1.9%
Beiersdorf AG ........................................ Germany 18,496 2,248,804
L'Oreal SA .......................................... France 35,634 14,714,370
16,963,174
Pharmaceuticals 9.3%
AstraZeneca plc ...................................... United Kingdom 30,172 3,952,750
Bayer AG ........................................... Germany 216,907 13,501,983
GSK plc ............................................ United States 723,878 12,714,429
Ipsen SA ............................................ France 21,112 2,217,601
Novartis AG ......................................... Switzerland 34,864 3,152,022
Novo Nordisk A/S, B ................................... Denmark 146,222 20,236,828
Orion OYJ, B ........................................ Finland 57,767 3,094,987
Roche Holding AG .................................... United States 57,903 18,075,603
Roche Holding AG, BR ................................. United States 6,644 2,431,976
Sanofi SA ........................................... France 49,826 4,879,409
84,257,588

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 1.9%
Persol Holdings Co. Ltd. ................................ Japan 45,800 $ 1,004,420
Randstad NV ........................................ Netherlands 62,538 4,008,769
RELX plc ........................................... United Kingdom 74,613 2,216,583
Wolters Kluwer NV .................................... Netherlands 94,971 10,354,498
17,584,270
Real Estate Management & Development 1.4%
CK Asset Holdings Ltd. ................................. Hong Kong 292,000 1,867,048
Daito Trust Construction Co. Ltd. .......................... Japan 32,700 3,232,114
b
Fastighets AB Balder, B ................................. Sweden 318,735 1,642,051
Hulic Co. Ltd. ........................................ Japan 214,200 1,761,085
Nomura Real Estate Holdings, Inc. ........................ Japan 71,700 1,580,664
Swire Pacific Ltd., A ................................... Hong Kong 289,000 2,648,568
12,731,530
Road & Rail 0.5%
Aurizon Holdings Ltd. .................................. Australia 394,028 1,029,968
Kintetsu Group Holdings Co. Ltd. ......................... Japan 112,500 3,664,406
4,694,374
Semiconductors & Semiconductor Equipment 3.3%
Advantest Corp. ...................................... Japan 96,200 6,897,300
ASML Holding NV ..................................... Netherlands 8,703 5,758,583
Disco Corp. .......................................... Japan 4,900 1,472,460
STMicroelectronics NV ................................. Singapore 269,279 12,680,482
SUMCO Corp. ....................................... Japan 194,200 2,878,080
29,686,905
Software 1.5%
b
Check Point Software Technologies Ltd. .................... Israel 37,027 4,709,835
Sage Group plc (The) .................................. United Kingdom 590,566 5,673,735
WiseTech Global Ltd. .................................. Australia 81,810 3,547,499
13,931,069
Specialty Retail 0.8%
Industria de Diseno Textil SA ............................. Spain 163,723 5,111,801
JD Sports Fashion plc .................................. United Kingdom 613,389 1,236,310
USS Co. Ltd. ......................................... Japan 53,900 886,761
7,234,872
Technology Hardware, Storage & Peripherals 0.4%
Logitech International SA ............................... Switzerland 13,095 766,277
Seiko Epson Corp. .................................... Japan 168,000 2,605,945
3,372,222
Textiles, Apparel & Luxury Goods 3.4%
Burberry Group plc .................................... United Kingdom 218,431 6,653,341
Cie Financiere Richemont SA ............................ Switzerland 5,990 923,402
Hermes International ................................... France 2,041 3,819,925
LVMH Moet Hennessy Louis Vuitton SE .................... France 16,354 14,277,297
Pandora A/S ......................................... Denmark 36,683 3,054,806
Swatch Group AG (The) ................................ Switzerland 28,843 1,895,207
30,623,978
Tobacco 1.2%
Imperial Brands plc .................................... United Kingdom 277,841 6,969,706
c
Swedish Match AB .................................... Sweden 314,685 3,462,316
10,432,022

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 1.5%
Marubeni Corp. ....................................... Japan 298,000 $ 3,656,881
Mitsubishi Corp. ...................................... Japan 284,800 9,538,999
13,195,880
Wireless Telecommunication Services 1.2%
KDDI Corp. .......................................... Japan 344,500 10,765,851
Total Common Stocks (Cost $793,758,209) .....................................
899,255,762
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .... United States 2,783,635 2,783,635
Total Money Market Funds (Cost $2,783,635) ...................................
2,783,635
Total Short Term Investments (Cost $2,783,635 ) .................................
2,783,635
a
Total Investments (Cost $796,541,844) 99.2% ...................................
$902,039,397
Other Assets, less Liabilities 0.8% .............................................
7,304,523
Net Assets 100.0% ...........................................................
$909,343,920
See Abbreviations on page 47 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2023, the aggregate value of these securities was $13,229,679, representing 1.5% of net assets.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2020
a
2022 2021
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $13.12 $14.99 $11.31 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.12 0.24 0.21 0.21
Net realized and unrealized gains (losses) ........................ (0.23) (0.81) 3.74 1.27
Total from investment operations ................................. (0.11) (0.57) 3.95 1.48
Less distributions from:
Net investment income ....................................... (0.04) (0.20) (0.20) (0.17)
Net realized gains .......................................... (0.41) (1.10) (0.07) —
Total distributions ............................................ (0.45) (1.30) (0.27) (0.17)
Net asset value, end of period ................................... $12.56 $13.12 $14.99 $11.31
Total return
d
................................................ (0.71)% (4.42)% 35.39% 15.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction . 0.01% 0.01% 0.01% 0.03%
Expenses net of waiver and payments by affiliates and expense reduction
f
. —% —% —% —%
Net investment income ........................................ 1.82% 1.73% 1.60% 2.12%
Supplemental data
Net assets, end of period (000’s) ................................. $1,894,388 $2,053,864 $1,316,677 $722,523
Portfolio turnover rate ......................................... 45.82% 128.24% 98.39% 60.94%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2023
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 99.1%
Aerospace & Defense 2.1%
General Dynamics Corp. .............................................. 32,231 $ 7,511,757
Lockheed Martin Corp. ............................................... 67,825 31,420,609
38,932,366
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc. ............................... 66,486 7,190,461
United Parcel Service, Inc., B .......................................... 34,619 6,412,477
13,602,938
Airlines 0.2%
a
Delta Air Lines, Inc. .................................................. 85,442 3,340,782
a
Auto Components 0.1%
BorgWarner, Inc. .................................................... 55,505 2,624,276
Automobiles 1.0%
General Motors Co. .................................................. 422,168 16,599,646
Thor Industries, Inc. ................................................. 31,403 2,993,648
19,593,294
Banks 3.2%
Bank of America Corp. ............................................... 528,239 18,741,920
Bank OZK ......................................................... 68,983 3,150,453
Citigroup, Inc. ...................................................... 460,910 24,068,720
First Horizon Corp. .................................................. 332,431 8,221,019
FNB Corp. ........................................................ 218,888 3,123,532
JPMorgan Chase & Co. ............................................... 15,159 2,121,654
Prosperity Bancshares, Inc. ............................................ 26,328 1,997,242
61,424,540
Beverages 1.6%
PepsiCo, Inc. ...................................................... 179,484 30,695,354
Biotechnology 3.0%
Gilead Sciences, Inc. ................................................ 263,930 22,154,284
a
Regeneron Pharmaceuticals, Inc. ....................................... 29,244 22,180,697
a
Vertex Pharmaceuticals, Inc. ........................................... 37,514 12,120,773
56,455,754
Building Products 0.7%
a
Builders FirstSource, Inc. ............................................. 89,696 7,148,771
Owens Corning ..................................................... 56,741 5,484,018
12,632,789
Capital Markets 3.5%
Affiliated Managers Group, Inc. ......................................... 23,171 4,002,559
Cboe Global Markets, Inc. ............................................. 67,617 8,308,777
Evercore, Inc., A .................................................... 22,488 2,919,167
FactSet Research Systems, Inc. ........................................ 23,777 10,056,244
Jefferies Financial Group, Inc. .......................................... 111,511 4,380,152
Lazard Ltd., A ...................................................... 50,807 2,036,345
LPL Financial Holdings, Inc. ........................................... 50,990 12,090,749
MSCI, Inc. ......................................................... 5,761 3,062,317
Raymond James Financial, Inc. ......................................... 51,970 5,860,657
SEI Investments Co. ................................................. 63,839 3,985,469
State Street Corp. ................................................... 104,513 9,545,172
66,247,608

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals 1.5%
Air Products and Chemicals, Inc. ........................................ 5,805 $ 1,860,560
CF Industries Holdings, Inc. ........................................... 122,527 10,378,037
LyondellBasell Industries NV, A ......................................... 44,471 4,299,901
Mosaic Co. (The) ................................................... 92,231 4,569,124
RPM International, Inc. ............................................... 80,166 7,207,725
28,315,347
Commercial Services & Supplies 0.4%
Cintas Corp. ....................................................... 6,596 2,926,909
a
Clean Harbors, Inc. .................................................. 16,052 2,091,575
Rollins, Inc. ........................................................ 63,417 2,308,379
7,326,863
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................................. 24,938 3,142,687
Cisco Systems, Inc. ................................................. 170,105 8,279,010
a
F5, Inc. ........................................................... 13,409 1,979,973
13,401,670
Construction & Engineering 0.1%
Quanta Services, Inc. ................................................ 12,844 1,954,728
Construction Materials 0.1%
Eagle Materials, Inc. ................................................. 14,289 2,087,337
Consumer Finance 0.7%
OneMain Holdings, Inc. ............................................... 52,774 2,276,670
Synchrony Financial ................................................. 276,487 10,155,368
12,432,038
Containers & Packaging 0.2%
Graphic Packaging Holding Co. ......................................... 182,002 4,384,428
Distributors 0.2%
Genuine Parts Co. .................................................. 19,769 3,317,634
Diversified Consumer Services 0.2%
H&R Block, Inc. ..................................................... 96,147 3,747,810
Diversified Financial Services 0.5%
a
Berkshire Hathaway, Inc., B ............................................ 33,008 10,282,652
a
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................................... 752,164 15,321,581
Electric Utilities 1.9%
American Electric Power Co., Inc. ....................................... 279,489 26,260,786
NRG Energy, Inc. ................................................... 143,448 4,908,791
OGE Energy Corp. .................................................. 125,489 4,934,228
36,103,805
Electrical Equipment 0.6%
Acuity Brands, Inc. .................................................. 19,774 3,727,794
Hubbell, Inc. ....................................................... 34,456 7,887,323
11,615,117
Electronic Equipment, Instruments & Components 0.6%
Avnet, Inc. ........................................................ 42,726 1,960,269
Jabil, Inc. ......................................................... 84,180 6,619,073

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Keysight Technologies, Inc. ............................................ 10,826 $ 1,941,643
10,520,985
Energy Equipment & Services 0.4%
Schlumberger Ltd. ................................................... 117,027 6,668,199
Entertainment 1.1%
Activision Blizzard, Inc. ............................................... 103,551 7,928,900
Electronic Arts, Inc. .................................................. 55,564 7,149,975
a
Walt Disney Co. (The) ................................................ 24,573 2,665,925
World Wrestling Entertainment, Inc., A .................................... 26,364 2,230,922
19,975,722
Equity Real Estate Investment Trusts (REITs) 2.8%
First Industrial Realty Trust, Inc. ........................................ 80,263 4,282,031
Gaming and Leisure Properties, Inc. ..................................... 36,169 1,937,212
Omega Healthcare Investors, Inc. ....................................... 146,197 4,304,040
Public Storage ..................................................... 97,028 29,529,501
Simon Property Group, Inc. ............................................ 60,105 7,721,088
STORE Capital Corp. ................................................ 159,908 5,150,637
52,924,509
Food & Staples Retailing 1.8%
Albertsons Cos., Inc., A ............................................... 104,880 2,223,456
Kroger Co. (The) .................................................... 408,137 18,215,154
a
Performance Food Group Co. .......................................... 31,122 1,908,401
Walmart, Inc. ...................................................... 75,593 10,875,565
33,222,576
Food Products 0.9%
Archer-Daniels-Midland Co. ........................................... 27,578 2,284,838
General Mills, Inc. ................................................... 59,773 4,683,812
Hershey Co. (The) .................................................. 45,035 10,114,861
17,083,511
Gas Utilities 0.2%
National Fuel Gas Co. ................................................ 54,269 3,150,858
Health Care Equipment & Supplies 2.3%
Becton Dickinson and Co. ............................................. 7,661 1,932,257
a
Edwards Lifesciences Corp. ........................................... 41,693 3,197,853
a
Hologic, Inc. ....................................................... 149,502 12,164,978
a
IDEXX Laboratories, Inc. .............................................. 39,843 19,144,561
a
QuidelOrtho Corp. ................................................... 29,524 2,527,550
ResMed, Inc. ...................................................... 8,438 1,926,986
Zimmer Biomet Holdings, Inc. .......................................... 17,184 2,188,211
43,082,396
Health Care Providers & Services 4.1%
a
Centene Corp. ..................................................... 34,509 2,630,966
Cigna Corp. ....................................................... 8,223 2,603,977
CVS Health Corp. ................................................... 157,318 13,878,594
Elevance Health, Inc. ................................................ 41,136 20,567,589
Humana, Inc. ...................................................... 9,543 4,883,153
McKesson Corp. .................................................... 68,955 26,111,879
UnitedHealth Group, Inc. .............................................. 15,061 7,518,301
78,194,459

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 1.6%
a
Booking Holdings, Inc. ............................................... 3,023 $ 7,358,284
Boyd Gaming Corp. ................................................. 35,383 2,204,715
Choice Hotels International, Inc. ........................................ 18,182 2,234,386
Domino's Pizza, Inc. ................................................. 14,062 4,963,886
McDonald's Corp. ................................................... 51,044 13,649,166
30,410,437
Household Durables 0.3%
a
NVR, Inc. ......................................................... 1,037 5,464,990
a
Household Products 1.7%
Colgate-Palmolive Co. ............................................... 376,620 28,069,489
Kimberly-Clark Corp. ................................................. 14,768 1,919,988
Procter & Gamble Co. (The) ........................................... 11,690 1,664,422
31,653,899
Industrial Conglomerates 0.7%
3M Co. ........................................................... 108,274 12,460,172
Insurance 2.6%
American Financial Group, Inc. ......................................... 12,750 1,818,023
Aon plc, A ......................................................... 32,857 10,470,869
a
Arch Capital Group Ltd. ............................................... 36,460 2,346,201
Assured Guaranty Ltd. ............................................... 35,915 2,248,279
Chubb Ltd. ........................................................ 22,272 5,066,657
Erie Indemnity Co., A ................................................. 14,721 3,597,076
Principal Financial Group, Inc. .......................................... 150,166 13,897,863
Unum Group ....................................................... 123,632 5,196,253
W R Berkley Corp. .................................................. 79,327 5,563,996
50,205,217
Interactive Media & Services 5.2%
a
Alphabet, Inc., A .................................................... 349,309 34,525,701
a
Alphabet, Inc., C .................................................... 303,254 30,285,977
a
Meta Platforms, Inc., A ............................................... 227,837 33,940,878
98,752,556
Internet & Direct Marketing Retail 2.9%
a
Amazon.com, Inc. ................................................... 421,748 43,494,871
eBay, Inc. ......................................................... 191,873 9,497,714
a
Etsy, Inc. .......................................................... 18,402 2,531,747
55,524,332
IT Services 3.5%
Amdocs Ltd. ....................................................... 75,745 6,963,238
Automatic Data Processing, Inc. ........................................ 24,018 5,423,505
Cognizant Technology Solutions Corp., A .................................. 54,965 3,668,914
a
DXC Technology Co. ................................................. 142,120 4,083,108
a
Gartner, Inc. ....................................................... 8,181 2,766,323
Genpact Ltd. ....................................................... 114,735 5,424,671
Jack Henry & Associates, Inc. .......................................... 45,390 8,174,285
Mastercard, Inc., A .................................................. 15,403 5,708,352
Paychex, Inc. ...................................................... 151,432 17,544,911
a
VeriSign, Inc. ...................................................... 13,529 2,949,998
Western Union Co. (The) .............................................. 241,936 3,428,233
66,135,538

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc. ............................................. 15,537 $ 2,362,867
a
Mettler-Toledo International, Inc. ........................................ 13,567 20,797,126
a
Waters Corp. ...................................................... 29,537 9,705,267
32,865,260
Machinery 2.0%
AGCO Corp. ....................................................... 21,878 3,022,008
Allison Transmission Holdings, Inc. ...................................... 57,845 2,607,652
Deere & Co. ....................................................... 5,194 2,196,231
Lincoln Electric Holdings, Inc. .......................................... 34,616 5,776,372
PACCAR, Inc. ...................................................... 120,003 13,117,528
Snap-on, Inc. ...................................................... 32,668 8,125,512
Timken Co. (The) ................................................... 37,785 3,111,595
37,956,898
Media 0.7%
Comcast Corp., A ................................................... 265,999 10,467,061
Nexstar Media Group, Inc., A ........................................... 17,808 3,646,544
14,113,605
Metals & Mining 0.9%
Nucor Corp. ....................................................... 101,805 17,207,081
Multiline Retail 0.2%
Macy's, Inc. ........................................................ 159,799 3,776,050
Multi-Utilities 1.0%
Consolidated Edison, Inc. ............................................. 149,089 14,209,673
Sempra Energy ..................................................... 31,661 5,076,208
19,285,881
Oil, Gas & Consumable Fuels 4.6%
APA Corp. ......................................................... 205,624 9,115,312
Chesapeake Energy Corp. ............................................ 73,516 6,375,307
Chevron Corp. ..................................................... 88,588 15,416,084
Devon Energy Corp. ................................................. 32,258 2,039,996
EQT Corp. ........................................................ 53,584 1,750,589
Exxon Mobil Corp. ................................................... 187,362 21,735,866
Valero Energy Corp. ................................................. 214,122 29,983,504
a
Vitesse Energy, Inc. ................................................. 13,122 209,427
86,626,085
Personal Products 0.1%
Estee Lauder Cos., Inc. (The), A ........................................ 10,148 2,811,808
Pharmaceuticals 4.7%
Bristol-Myers Squibb Co. .............................................. 229,655 16,684,436
Johnson & Johnson ................................................. 32,415 5,297,259
Merck & Co., Inc. ................................................... 364,580 39,159,538
Pfizer, Inc. ......................................................... 610,707 26,968,821
88,110,054
Professional Services 0.4%
Booz Allen Hamilton Holding Corp. ...................................... 41,792 3,955,195
Robert Half International, Inc. .......................................... 26,189 2,198,828
Science Applications International Corp. .................................. 16,347 1,696,492
7,850,515

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Real Estate Management & Development 0.3%
a
Jones Lang LaSalle, Inc. .............................................. 29,543 $ 5,461,614
a
Road & Rail 0.5%
a
Avis Budget Group, Inc. .............................................. 15,649 3,130,426
Ryder System, Inc. .................................................. 30,356 2,865,910
U-Haul Holding Co. .................................................. 50,758 3,136,337
9,132,673
Semiconductors & Semiconductor Equipment 5.0%
Broadcom, Inc. ..................................................... 8,635 5,051,561
a
Cirrus Logic, Inc. .................................................... 33,214 3,002,214
a
Enphase Energy, Inc. ................................................ 33,358 7,384,794
KLA Corp. ......................................................... 7,972 3,128,851
Microchip Technology, Inc. ............................................ 44,336 3,441,360
a
ON Semiconductor Corp. ............................................. 213,534 15,684,072
QUALCOMM, Inc. ................................................... 162,027 21,583,617
Texas Instruments, Inc. ............................................... 201,909 35,780,294
95,056,763
Software 9.8%
a
Cadence Design Systems, Inc. ......................................... 172,162 31,476,378
a
Fair Isaac Corp. .................................................... 14,832 9,877,370
a
Fortinet, Inc. ....................................................... 380,342 19,907,100
a
Manhattan Associates, Inc. ............................................ 39,180 5,107,505
Microsoft Corp. ..................................................... 420,074 104,098,537
a
Synopsys, Inc. ..................................................... 20,969 7,417,784
a
Teradata Corp. ..................................................... 62,936 2,195,208
a
VMware, Inc., A ..................................................... 45,116 5,525,357
185,605,239
Specialty Retail 2.8%
a
AutoZone, Inc. ..................................................... 5,284 12,886,883
Home Depot, Inc. (The) ............................................... 30,048 9,740,660
Lowe's Cos., Inc. .................................................... 9,302 1,937,142
Penske Automotive Group, Inc. ......................................... 15,958 2,039,752
TJX Cos., Inc. (The) ................................................. 68,725 5,625,829
a
Ulta Beauty, Inc. .................................................... 30,940 15,901,922
Williams-Sonoma, Inc. ............................................... 40,244 5,430,525
53,562,713
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc. ........................................................ 664,982 95,950,253
Hewlett Packard Enterprise Co. ......................................... 791,233 12,762,588
a
Pure Storage, Inc., A ................................................. 66,177 1,915,162
110,628,003
Textiles, Apparel & Luxury Goods 0.5%
a
Deckers Outdoor Corp. ............................................... 16,539 7,070,091
a
Lululemon Athletica, Inc. .............................................. 5,544 1,701,343
8,771,434
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. ............................................... 185,260 2,615,871
Tobacco 0.7%
Altria Group, Inc. .................................................... 235,493 10,606,605

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Tobacco (continued)
Philip Morris International, Inc. ......................................... 34,335 $ 3,579,080
14,185,685
Trading Companies & Distributors 0.3%
WW Grainger, Inc. ................................................... 9,071 5,347,173
Water Utilities 0.1%
Essential Utilities, Inc. ................................................ 38,342 1,791,722
Wireless Telecommunication Services 0.2%
a
T-Mobile US, Inc. ................................................... 26,389 3,940,142
a
Total Common Stocks (Cost $1,669,162,930) ....................................
1,877,973,336
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .................. 15,806,126 15,806,126
Total Money Market Funds (Cost $15,806,126) ..................................
15,806,126
Total Short Term Investments (Cost $15,806,126 ) ................................
15,806,126
a
Total Investments (Cost $1,684,969,056) 99.9% ..................................
$1,893,779,462
Other Assets, less Liabilities 0.1% .............................................
608,088
Net Assets 100.0% ...........................................................
$1,894,387,550
See Abbreviations on page 47 .
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
January 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $107,671,665 $793,758,209 $1,669,162,930
Cost - Non-controlled affiliates (Note 3d) ...................... 290,959 2,783,635 15,806,126
Value - Unaffiliated issuers ................................ $114,007,143 $899,255,762 $1,877,973,336
Value - Non-controlled affiliates (Note 3d) ..................... 290,959 2,783,635 15,806,126
Cash .................................................. — 2,568 —
Foreign currency, at value (cost $1,655, $362 and $– respectively) .... 1,657 360 —
Receivables:
Investment securities sold ................................. — 252,695 40,641,699
Capital shares sold ...................................... 1,343,222 74,998,141 18,181,166
Dividends and interest ................................... 708,953 1,205,798 1,424,942
Foreign tax refund ....................................... 17,283 — —
European Union tax reclaims (Note 1 d ) ....................... — 237,926 —
Affiliates .............................................. 31,657 35,636 61,497
Total assets ........................................ 116,400,874 978,772,521 1,954,088,766
Liabilities:
Payables:
Investment securities purchased ............................ 202,119 62,165,892 51,649
Capital shares redeemed ................................. 4,432 7,207,034 59,598,485
Custodian fees ......................................... 44,582 90 —
Professional fees ....................................... 37,351 40,917 34,386
Trustees' fees and expenses ............................... 1,628 4 9
Accrued expenses and other liabilities ......................... 20,844 14,664 16,687
Total liabilities ....................................... 310,956 69,428,601 59,701,216
Net assets, at value ............................... $116,089,918 $909,343,920 $1,894,387,550
Net assets consist of:
Paid-in capital ........................................... $122,736,123 $855,555,603 $1,772,782,968
Total distributable earnings (losses) ........................... (6,646,205) 53,788,317 121,604,582
Net assets, at value ............................... $116,089,918 $909,343,920 $1,894,387,550
Shares outstanding ....................................... 12,111,272 84,028,139 150,921,060
Net asset value per share .................................. $9.59 $10.82 $12.56

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the period ended January 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging Market
Core Equity (IU)
Fund
Franklin
International
Core Equity
(IU) Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $214,475, $681,612 and $3,123, respectively)
Unaffiliated issuers:
Paid in cash .......................................... $1,769,262 $9,258,560 $17,321,976
Non-controlled affiliates (Note 3 d ) ........................... 11,399 69,013 206,964
Other income ............................................ — 139,492
a,b
8,541
a
Total investment income ................................. 1,780,661 9,467,065 17,537,481
Expenses:
Custodian fees (Note 4 ) .................................... 26,990 15,483 4,588
Reports to shareholders fees ................................ 425 437 433
Registration and filing fees .................................. 32,215 34,834 40,206
Professional fees ......................................... 29,615 26,626 18,829
Trustees' fees and expenses ................................ 1,177 3,331 9,893
Pricing fees ............................................. (6,515) (8,093) 4,868
Interest expense (Note 3e ) .................................. 1,776 1,730 —
Other .................................................. 10,843 15,993 12,450
Total expenses ....................................... 96,526 90,341 91,267
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............ (96,526) (90,341) (91,267)
Net expenses ....................................... — — —
Net investment income .............................. 1,780,661 9,467,065 17,537,481
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $45,941, $– and $– respectively)
Unaffiliated issuers .................................... (5,450,886) (22,054,959) (65,814,759)
Foreign currency transactions .............................. 42,433 248,818 —
Net realized gain (loss) ................................ (5,408,453) (21,806,141) (65,814,759)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 10,208,994 71,611,312 29,037,636
Translation of other assets and liabilities denominated in foreign currencies ........................................... 56,371 277,143 —
Change in deferred taxes on unrealized appreciation ............. 84,447 — —
Net change in unrealized appreciation (depreciation) .......... 10,349,812 71,888,455 29,037,636
Net realized and unrealized gain (loss) .......................... 4,941,359 50,082,314 (36,777,123)
Net increase (decrease) in net assets resulting from operations ........ $6,722,020 $59,549,379 $(19,239,642)
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).
b
Other income includes income from EU reclaims (See Note 1d).

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Six Months Ended
January 31, 2023
(unaudited)
Year Ended
July 31, 2022
Six Months Ended
January 31, 2023
(unaudited)
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,780,661 $3,678,471 $9,467,065 $11,937,300
Net realized gain (loss) ............ (5,408,453) (5,771,077) (21,806,141) (23,331,941)
Net change in unrealized appreciation
(depreciation) ................. 10,349,812 (21,114,530) 71,888,455 (28,023,908)
Net increase (decrease) in net
assets resulting from operations . 6,722,020 (23,207,136) 59,549,379 (39,418,549)
Distributions to shareholders ......... (2,286,934) (3,917,204) (9,369,474) (33,759,067)
Capital share transactions (Note 2 ) ..... 2,525,996 19,610,017 58,406,548 513,559,733
Net increase (decrease) in net
assets ..................... 6,961,082 (7,514,323) 108,586,453 440,382,117
Net assets:
Beginning of period ................ 109,128,836 116,643,159 800,757,467 360,375,350
End of period ..................... $116,089,918 $109,128,836 $909,343,920 $800,757,467

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Core Equity (IU) Fund
Six Months Ended
January 31, 2023
(unaudited)
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $17,537,481 $23,185,045
Net realized gain (loss) ................................................. (65,814,759) 51,240,154
Net change in unrealized appreciation (depreciation) ........................... 29,037,636 (65,826,833)
Net increase (decrease) in net assets resulting from operations ................ (19,239,642) 8,598,366
Distributions to shareholders .............................................. (66,885,225) (118,026,381)
Capital share transactions (Note 2 ) .......................................... (73,351,167) 846,614,494
Net increase (decrease) in net assets ................................... (159,476,034) 737,186,479
Net assets:
Beginning of period ..................................................... 2,053,863,584 1,316,677,105
End of period .......................................................... $1,894,387,550 $2,053,863,584

Franklin Fund Allocator Series

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of eighteen
separate funds, three of which are included in this report
(Funds). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standard Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Funds’ significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At January 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Six Months ended January 31, 2023
Shares sold ................................... 546,933 $4,702,957 10,774,699 $111,218,051
Shares issued in reinvestment of distributions .......... 267,458 2,286,934 1,042,580 9,369,474
Shares redeemed ............................... (525,906) (4,463,895) (6,457,559) (62,180,977)
Net increase (decrease) .......................... 288,485 $2,525,996 5,359,720 $58,406,548
Year ended July 31, 2022
Shares sold ................................... 3,389,370 $35,059,730 60,523,652 $614,058,141
Shares issued in reinvestment of distributions .......... 381,790 3,917,204 2,902,155 33,759,067
Shares redeemed ............................... (1,809,754) (19,366,917) (12,298,376) (134,257,475)
Net increase (decrease) .......................... 1,961,406 $19,610,017 51,127,431 $513,559,733
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Six Months ended January 31, 2023
Shares sold ................................... 3,477,290 $43,466,938
Shares issued in reinvestment of distributions .......... 5,546,326 66,885,225
Shares redeemed ............................... (14,649,010) (183,703,330)
Net increase (decrease) .......................... (5,625,394) $(73,351,167)
Year ended July 31, 2022
Shares sold ................................... 80,697,663 $1,013,215,277
Shares issued in reinvestment of distributions .......... 8,310,364 118,026,381
Shares redeemed ............................... (20,294,121) (284,627,164)
Net increase (decrease) .......................... 68,713,906 $846,614,494
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended January 31,
2023, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $ 2,085,742 $ 15,721,848 $ (17,516,631) $ — $ — $ 290,959 290,959 $ 11,399
Total Affiliated Securities ... $2,085,742 $15,721,848 $(17,516,631) $— $— $290,959 $11,399
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $ 7,114,441 $ 45,806,823 (50,137,629) $ — $ — $ 2,783,635 2,783,635 $ 69,013
Total Affiliated Securities ... $7,114,441 $45,806,823 $(50,137,629) $— $— $2,783,635 $69,013
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $ 19,849,812 $ 37,565,350 $ (41,609,036) $ — $ — $ 15,806,126 15,806,126 $ 206,964
Total Affiliated Securities ... $19,849,812 $37,565,350 $(41,609,036) $— $— $15,806,126 $206,964
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended January 31, 2023, are reflected as other income in the Statements of Operations.
f. Other Affiliated Transactions
At January 31, 2023, the shares of the Funds were owned by the following investment companies:
Shares
Percentage of
Outstanding Shares
a
Franklin Emerging Market Core Equity (IU) Fund
Franklin Conservative Allocation Fund 1,377,786 11.4%
Franklin Moderate Allocation Fund 3,428,806 28.3%
Franklin Growth Allocation Fund 3,297,494 27.2%
Franklin Equity Portfolio 125 0.0%
Franklin LifeSmart 2020 Retirement Target Fund 89,795 0.7%
Franklin LifeSmart 2025 Retirement Target Fund 374,165 3.1%
Franklin LifeSmart 2030 Retirement Target Fund 212,029 1.8%
Franklin LifeSmart 2035 Retirement Target Fund 478,604 4.0%
Franklin LifeSmart 2040 Retirement Target Fund 192,733 1.6%
Franklin LifeSmart 2045 Retirement Target Fund 400,750 3.3%
Franklin LifeSmart 2050 Retirement Target Fund 184,182 1.5%
Franklin LifeSmart 2055 Retirement Target Fund 133,216 1.1%
Franklin LifeSmart 2060 Retirement Target Fund 16,533 0.1%
Franklin Total Advantage 2020 Fund 51,482 0.4%
Franklin Total Advantage 2025 Fund 117,931 1.0%
Franklin Total Advantage 2030 Fund 190,291 1.6%
Franklin Total Advantage 2035 Fund 177,310 1.5%
Franklin Total Advantage 2040 Fund 133,906 1.1%
Franklin Total Advantage 2045 Fund 115,015 0.9%
Franklin Total Advantage 2050 Fund 83,349 0.7%
Franklin Total Advantage 2055 Fund 52,839 0.4%
Franklin Total Advantage 2060 Fund 35,097 0.3%
Franklin Total Advantage Retirement Fund 13,847 0.1%
Superior Officer Council Balanced Fund 953,987 7.9%
Total
12,111,272 100.0%
Franklin International Core Equity (IU) Fund
Franklin Conservative Allocation Fund 4,286,621 5.1%
Franklin Moderate Allocation Fund 10,848,172 12.9%
Franklin Growth Allocation Fund 10,749,581 12.8%
Franklin Aggressive Growth Allocation 529 Portfolio 4,364,449 5.2%
Franklin Conservative Allocation Age 11 - 12 Years 529 Portfolio 137,063 0.2%
Franklin Conservative Allocation Age 13 - 14 Years 529 Portfolio 138,370 0.2%
Franklin Conservative Allocation Age 15 - 16 Years 529 Portfolio 137,583 0.2%
Franklin Conservative Allocation Age 17 Years 529 Portfolio 62,062 0.1%
Franklin Conservative Allocation Age 18 Years 529 Portfolio 42,349 0.1%
Franklin Conservative Allocation Age 19+ Years 529 Portfolio 23,765 0.0%
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Conservative Allocation Age 5 - 6 Years 529 Portfolio 36,620 0.0%
Franklin Conservative Allocation Age 7 - 8 Years 529 Portfolio 77,628 0.1%
Franklin Conservative Allocation Age 9 - 10 Years 529 Portfolio 108,359 0.1%
Franklin Conservative Allocation Newborn - 4 Years 529 Portfolio 49,499 0.1%
Franklin Conservative Growth Allocation 529 Portfolio 179,853 0.2%
Franklin Equity Portfolio 188 0.0%
Franklin Growth Allocation 529 Portfolio 4,753,367 5.6%
Franklin Growth Allocation Age 11 - 12 Years 529 Portfolio 3,518,270 4.2%
Franklin Growth Allocation Age 13 - 14 Years 529 Portfolio 3,996,581 4.8%
Franklin Growth Allocation Age 15 - 16 Years 529 Portfolio 4,272,369 5.1%
Franklin Growth Allocation Age 17 Years 529 Portfolio 1,765,143 2.1%
Franklin Growth Allocation Age 18 Years 529 Portfolio 1,041,714 1.2%
Franklin Growth Allocation Age 19+ Years 529 Portfolio 1,107,206 1.3%
Franklin Growth Allocation Age 5 - 6 Years 529 Portfolio 1,871,448 2.2%
Franklin Growth Allocation Age 7 - 8 Years 529 Portfolio 2,716,855 3.2%
Franklin Growth Allocation Age 9 - 10 Years 529 Portfolio 3,137,307 3.7%
Franklin Growth Allocation Newborn - 4 Years 529 Portfolio 2,064,171 2.5%
Franklin LifeSmart 2020 Retirement Target Fund 265,912 0.3%
Franklin LifeSmart 2025 Retirement Target Fund 1,120,328 1.3%
Franklin LifeSmart 2030 Retirement Target Fund 649,564 0.8%
Franklin LifeSmart 2035 Retirement Target Fund 1,464,845 1.7%
Franklin LifeSmart 2040 Retirement Target Fund 596,922 0.7%
Franklin LifeSmart 2045 Retirement Target Fund 1,211,423 1.4%
Franklin LifeSmart 2050 Retirement Target Fund 561,573 0.7%
Franklin LifeSmart 2055 Retirement Target Fund 426,893 0.5%
Franklin LifeSmart 2060 Retirement Target Fund 52,034 0.1%
Franklin Moderate Allocation 529 Portfolio 1,239,640 1.5%
Franklin Moderate Allocation Age 11 - 12 Years 529 Portfolio 1,182,011 1.4%
Franklin Moderate Allocation Age 13 - 14 Years 529 Portfolio 937,104 1.1%
Franklin Moderate Allocation Age 15 - 16 Years 529 Portfolio 767,999 0.9%
Franklin Moderate Allocation Age 17 Years 529 Portfolio 313,670 0.4%
Franklin Moderate Allocation Age 18 Years 529 Portfolio 155,047 0.2%
Franklin Moderate Allocation Age 19+ Years 529 Portfolio 142,015 0.2%
Franklin Moderate Allocation Age 5 - 6 Years 529 Portfolio 410,457 0.5%
Franklin Moderate Allocation Age 7 - 8 Years 529 Portfolio 717,329 0.9%
Franklin Moderate Allocation Age 9 - 10 Years 529 Portfolio 944,079 1.1%
Franklin Moderate Allocation Newborn - 4 Years 529 Portfolio 398,364 0.5%
Franklin Moderate Growth Allocation 529 Portfolio 2,229,102 2.6%
Franklin Total Advantage 2020 Fund 159,555 0.2%
Franklin Total Advantage 2025 Fund 348,547 0.4%
Franklin Total Advantage 2030 Fund 562,412 0.7%
Franklin Total Advantage 2035 Fund 534,760 0.6%
Franklin Total Advantage 2040 Fund 355,174 0.4%
Franklin Total Advantage 2045 Fund 291,237 0.3%
Franklin Total Advantage 2050 Fund 236,742 0.3%
Franklin Total Advantage 2055 Fund 150,921 0.2%
Franklin Total Advantage 2060 Fund 101,139 0.1%
Franklin Total Advantage Retirement Fund 43,028 0.1%
Superior Officer Council Balanced Fund 3,780,391 4.5%
Superior Officer Council Senior Balanced Fund 191,329 0.2%
Total
84,028,139 100.0%
Franklin U.S. Core Equity (IU) Fund
Franklin Conservative Allocation Fund 11,330,351 7.5%
Franklin Moderate Allocation Fund 28,649,222 19.0%
Franklin Growth Allocation Fund 28,371,247 18.8%
3. Transactions with Affiliates
(continued)
f. Other Affiliated Transactions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Aggressive Growth Allocation 529 Portfolio 6,318,763 4.2%
Franklin Conservative Allocation Age 11 - 12 Years 529 Portfolio 198,460 0.1%
Franklin Conservative Allocation Age 13 - 14 Years 529 Portfolio 200,321 0.1%
Franklin Conservative Allocation Age 15 - 16 Years 529 Portfolio 199,179 0.1%
Franklin Conservative Allocation Age 17 Years 529 Portfolio 89,827 0.1%
Franklin Conservative Allocation Age 18 Years 529 Portfolio 61,321 0.0%
Franklin Conservative Allocation Age 19+ Years 529 Portfolio 34,383 0.0%
Franklin Conservative Allocation Age 5 - 6 Years 529 Portfolio 53,005 0.0%
Franklin Conservative Allocation Age 7 - 8 Years 529 Portfolio 112,383 0.1%
Franklin Conservative Allocation Age 9 - 10 Years 529 Portfolio 156,867 0.1%
Franklin Conservative Allocation Newborn - 4 Years 529 Portfolio 71,690 0.0%
Franklin Conservative Growth Allocation 529 Portfolio 260,407 0.2%
Franklin Equity Portfolio 519 0.0%
Franklin Growth Allocation 529 Portfolio 6,881,358 4.6%
Franklin Growth Allocation Age 11 - 12 Years 529 Portfolio 5,094,298 3.4%
Franklin Growth Allocation Age 13 - 14 Years 529 Portfolio 5,786,757 3.8%
Franklin Growth Allocation Age 15 - 16 Years 529 Portfolio 6,186,251 4.1%
Franklin Growth Allocation Age 17 Years 529 Portfolio 2,555,910 1.7%
Franklin Growth Allocation Age 18 Years 529 Portfolio 1,508,823 1.0%
Franklin Growth Allocation Age 19+ Years 529 Portfolio 1,603,792 1.1%
Franklin Growth Allocation Age 5 - 6 Years 529 Portfolio 2,709,595 1.8%
Franklin Growth Allocation Age 7 - 8 Years 529 Portfolio 3,933,862 2.6%
Franklin Growth Allocation Age 9 - 10 Years 529 Portfolio 4,542,557 3.0%
Franklin Growth Allocation Newborn - 4 Years 529 Portfolio 3,133,597 2.1%
Franklin LifeSmart 2020 Retirement Target Fund 398,032 0.3%
Franklin LifeSmart 2025 Retirement Target Fund 1,678,324 1.1%
Franklin LifeSmart 2030 Retirement Target Fund 970,791 0.6%
Franklin LifeSmart 2035 Retirement Target Fund 2,189,490 1.5%
Franklin LifeSmart 2040 Retirement Target Fund 862,327 0.6%
Franklin LifeSmart 2045 Retirement Target Fund 1,813,075 1.2%
Franklin LifeSmart 2050 Retirement Target Fund 765,270 0.5%
Franklin LifeSmart 2055 Retirement Target Fund 505,122 0.3%
Franklin LifeSmart 2060 Retirement Target Fund 65,398 0.1%
Franklin LifeSmart Retirement Income Fund 111,624 0.1%
Franklin Moderate Allocation 529 Portfolio 1,794,863 1.2%
Franklin Moderate Allocation Age 11 - 12 Years 529 Portfolio 1,711,361 1.1%
Franklin Moderate Allocation Age 13 - 14 Years 529 Portfolio 1,356,832 0.9%
Franklin Moderate Allocation Age 15 - 16 Years 529 Portfolio 1,111,997 0.7%
Franklin Moderate Allocation Age 17 Years 529 Portfolio 454,118 0.3%
Franklin Moderate Allocation Age 18 Years 529 Portfolio 224,550 0.1%
Franklin Moderate Allocation Age 19+ Years 529 Portfolio 205,663 0.1%
Franklin Moderate Allocation Age 5 - 6 Years 529 Portfolio 594,248 0.4%
Franklin Moderate Allocation Age 7 - 8 Years 529 Portfolio 1,038,631 0.7%
Franklin Moderate Allocation Age 9 - 10 Years 529 Portfolio 1,366,913 1.0%
Franklin Moderate Allocation Newborn - 4 Years 529 Portfolio 576,577 0.4%
Franklin Moderate Growth Allocation 529 Portfolio 3,227,225 2.1%
Franklin Total Advantage 2020 Fund 221,396 0.1%
Franklin Total Advantage 2025 Fund 465,951 0.3%
Franklin Total Advantage 2030 Fund 718,184 0.5%
Franklin Total Advantage 2035 Fund 581,228 0.4%
Franklin Total Advantage 2040 Fund 411,668 0.3%
Franklin Total Advantage 2045 Fund 352,070 0.2%
Franklin Total Advantage 2050 Fund 254,098 0.2%
Franklin Total Advantage 2055 Fund 160,753 0.1%
Franklin Total Advantage 2060 Fund 105,993 0.1%
3. Transactions with Affiliates
(continued)
f. Other Affiliated Transactions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended January 31, 2023, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2022, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2022, the deferred losses were as follows:
At January 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin Total Advantage Retirement Fund 73,765 0.0%
Superior Officer Council Balanced Fund 4,409,206 2.9%
Superior Officer Council Senior Balanced Fund 99,572 0.1%
Total
150,921,060 100.0%
a
Investment activities of significant shareholders could have a material impact on the Fund.
Franklin
Emerging
Market Core
Equity (IU)
Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 4,105,315
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
1 1 1
Post-October capital loss ................... $ 20,633,740 $13,775,565
3. Transactions with Affiliates
(continued)
f. Other Affiliated Transactions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, corporate actions, and wash sales.
6. Investment Transactions
Purchases and sales of investments for the period ended January 31, 2023, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a
QFII license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion,
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ....................... $111,314,875 $807,520,377 $1,704,216,119
Unrealized appreciation ..................... $14,484,589 $114,359,432 $232,737,400
Unrealized depreciation ..................... (11,501,362) (19,840,412) (43,174,057)
Net unrealized appreciation (depreciation) ....... $2,983,227 $94,519,020 $189,563,343
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases .............................. $68,919,087 $477,247,229 $864,929,448
Sales .................................. $64,337,964 $420,984,821 $983,044,707
5. Income Taxes
(continued)

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Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Franklin Emerging Market Core Equity (IU) Fund had little or no value at January 31, 2023.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 175,060 $ — $ 175,060
Air Freight & Logistics ................... 436,203 — — 436,203
Airlines .............................. — 267,644 — 267,644
Auto Components ...................... — 797,816 — 797,816
Automobiles .......................... — 3,714,088 — 3,714,088
7. Concentration of Risk
(continued)

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Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Banks ............................... $ 1,355,383 $ 14,312,688 $ —
a
$ 15,668,071
Beverages ........................... 1,143,718 636,340 — 1,780,058
Biotechnology ......................... — 789,409 — 789,409
Capital Markets ........................ 120,974 977,063 — 1,098,037
Chemicals ........................... — 2,933,096 —
a
2,933,096
Commercial Services & Supplies ........... — 113,046 — 113,046
Communications Equipment .............. — 197,059 — 197,059
Construction & Engineering ............... — 564,591 — 564,591
Construction Materials .................. — 1,024,523 — 1,024,523
Consumer Finance ..................... — 786,089 — 786,089
Containers & Packaging ................. 105,930 — — 105,930
Diversified Financial Services ............. 113,560 1,598,693 — 1,712,253
Diversified Telecommunication Services ..... — 1,458,467 — 1,458,467
Electric Utilities ........................ 267,628 145,481 —
a
413,109
Electrical Equipment .................... — 1,349,866 — 1,349,866
Electronic Equipment, Instruments &
Components ........................ — 3,458,804 — 3,458,804
Entertainment ......................... 250,022 1,213,859 — 1,463,881
Equity Real Estate Investment Trusts (REITs) . 117,954 — — 117,954
Food & Staples Retailing ................. 692,453 1,033,226 — 1,725,679
Food Products ........................ 997,058 1,547,934 — 2,544,992
Gas Utilities .......................... — 575,627 — 575,627
Health Care Equipment & Supplies ......... — 334,532 — 334,532
Health Care Providers & Services .......... — 1,091,892 — 1,091,892
Hotels, Restaurants & Leisure ............. 1,131,944 201,745 — 1,333,689
Household Durables .................... — 529,851 — 529,851
Household Products .................... — 114,894 — 114,894
Independent Power and Renewable Electricity
Producers .......................... 331,822 463,532 — 795,354
Industrial Conglomerates ................ — 1,077,470 — 1,077,470
Insurance ............................ — 3,107,693 — 3,107,693
Interactive Media & Services .............. 519,414 6,397,015 — 6,916,429
Internet & Direct Marketing Retail .......... 2,542,692 3,934,042 — 6,476,734
IT Services ........................... — 3,049,740 — 3,049,740
Life Sciences Tools & Services ............ — 1,255,608 — 1,255,608
Machinery ............................ — 557,635 — 557,635
Marine .............................. — 534,937 — 534,937
Metals & Mining ....................... 1,027,045 2,681,603 —
a
3,708,648
Multiline Retail ........................ — 170,590 — 170,590
Oil, Gas & Consumable Fuels ............. 1,342,020 3,592,379 — 4,934,399
Paper & Forest Products ................. — 178,104 — 178,104
Personal Products ..................... — 1,024,652 — 1,024,652
Pharmaceuticals ....................... — 1,778,397 — 1,778,397
Real Estate Management & Development .... — 2,408,848 — 2,408,848
Semiconductors & Semiconductor Equipment . 318,570 10,773,068 — 11,091,638
Software ............................. — 300,702 — 300,702
Specialty Retail ........................ — 1,052,489 — 1,052,489
Technology Hardware, Storage & Peripherals . — 5,489,981 — 5,489,981
Textiles, Apparel & Luxury Goods .......... — 1,327,149 — 1,327,149
Tobacco ............................. — 506,896 — 506,896
Transportation Infrastructure .............. 494,345 461,923 — 956,268
Wireless Telecommunication Services ....... — 1,993,117 —
a
1,993,117
Preferred Stocks :
Banks ............................... 1,521,984 — — 1,521,984
9. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Preferred Stocks:
Chemicals ........................... $ — $ 662,418 $ — $ 662,418
Electric Utilities ........................ 641,916 — — 641,916
Metals & Mining ....................... 1,195,284 — — 1,195,284
Oil, Gas & Consumable Fuels ............. 615,853 — — 615,853
Short Term Investments ................... 290,959 — — 290,959
Total Investments in Securities ........... $17,574,731 $96,723,371
b
$— $114,298,102
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 12,934,405 — 12,934,405
Air Freight & Logistics ................... — 5,781,402 — 5,781,402
Auto Components ...................... — 4,463,813 — 4,463,813
Automobiles .......................... — 25,088,240 — 25,088,240
Banks ............................... — 71,198,794 — 71,198,794
Beverages ........................... — 15,467,050 — 15,467,050
Biotechnology ......................... — 9,278,978 — 9,278,978
Building Products ...................... — 10,620,313 — 10,620,313
Capital Markets ........................ — 32,919,396 — 32,919,396
Chemicals ........................... — 29,325,924 — 29,325,924
Commercial Services & Supplies ........... — 889,246 — 889,246
Communications Equipment .............. — 1,931,687 — 1,931,687
Construction & Engineering ............... — 5,433,522 — 5,433,522
Construction Materials .................. — 4,052,292 — 4,052,292
Diversified Consumer Services ............ — 985,698 — 985,698
Diversified Financial Services ............. — 5,313,813 — 5,313,813
Diversified Telecommunication Services ..... — 13,486,785 — 13,486,785
Electric Utilities ........................ — 13,086,455 — 13,086,455
Electrical Equipment .................... — 16,964,485 — 16,964,485
Electronic Equipment, Instruments &
Components ........................ — 12,622,132 — 12,622,132
Entertainment ......................... — 8,335,665 — 8,335,665
Equity Real Estate Investment Trusts (REITs) . — 10,192,270 — 10,192,270
Food & Staples Retailing ................. — 13,041,063 — 13,041,063
Food Products ........................ — 36,994,717 — 36,994,717
Gas Utilities .......................... — 5,169,111 — 5,169,111
Health Care Equipment & Supplies ......... — 21,895,508 — 21,895,508
Health Care Providers & Services .......... — 3,025,902 — 3,025,902
Health Care Technology ................. — 880,645 — 880,645
Hotels, Restaurants & Leisure ............. — 11,044,865 — 11,044,865
Household Durables .................... — 8,165,132 — 8,165,132
Household Products .................... — 4,903,779 — 4,903,779
Independent Power and Renewable Electricity
Producers .......................... — 3,051,979 — 3,051,979
Industrial Conglomerates ................ — 11,102,536 — 11,102,536
Insurance ............................ — 50,100,574 — 50,100,574
Interactive Media & Services .............. — 2,836,612 — 2,836,612
Internet & Direct Marketing Retail .......... — 4,676,058 — 4,676,058
IT Services ........................... — 10,551,566 — 10,551,566
Leisure Products ....................... — 2,140,454 — 2,140,454
Life Sciences Tools & Services ............ — 3,777,983 — 3,777,983
Machinery ............................ — 30,194,460 — 30,194,460
Marine .............................. — 4,901,679 — 4,901,679
9. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
10. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Media ............................... $ — $ 2,513,532 $ — $ 2,513,532
Metals & Mining ....................... — 41,804,699 — 41,804,699
Multiline Retail ........................ — 2,686,283 — 2,686,283
Multi-Utilities .......................... — 7,929,930 — 7,929,930
Oil, Gas & Consumable Fuels ............. — 47,836,906 — 47,836,906
Paper & Forest Products ................. — 2,183,689 — 2,183,689
Personal Products ..................... — 16,963,174 — 16,963,174
Pharmaceuticals ....................... — 84,257,588 — 84,257,588
Professional Services ................... — 17,584,270 — 17,584,270
Real Estate Management & Development .... — 12,731,530 — 12,731,530
Road & Rail .......................... — 4,694,374 — 4,694,374
Semiconductors & Semiconductor Equipment . — 29,686,905 — 29,686,905
Software ............................. 4,709,835 9,221,234 — 13,931,069
Specialty Retail ........................ — 7,234,872 — 7,234,872
Technology Hardware, Storage & Peripherals . — 3,372,222 — 3,372,222
Textiles, Apparel & Luxury Goods .......... — 30,623,978 — 30,623,978
Tobacco ............................. — 6,969,706 3,462,316 10,432,022
Trading Companies & Distributors .......... — 13,195,880 — 13,195,880
Wireless Telecommunication Services ....... — 10,765,851 — 10,765,851
Short Term Investments ................... 2,783,635 — — 2,783,635
Total Investments in Securities ........... $7,493,470 $891,083,611
c
$3,462,316 $902,039,397
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ......................... 1,877,973,336 — — 1,877,973,336
Short Term Investments ................... 15,806,126 — — 15,806,126
Total Investments in Securities ........... $1,893,779,462 $— $— $1,893,779,462
a
Includes financial instruments determined to have no value at January 31, 2023.
b
Includes foreign securities valued at $96,407,058, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $891,083,611, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  March 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  March 29, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  March 29, 2023